Segment Information - Schedule of Information of Major Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Customer A [Member] | Singapore [Member]
Schedule of Information of Major Customers [Line Items]
Revenue			$ 5,388,482
Segment	Not applicable	Not applicable	Security Convergence
Customer B [Member] | Taiwan [Member]
Schedule of Information of Major Customers [Line Items]
Revenue			$ 3,691,803
Segment	Not applicable	Not applicable	Security Convergence
Customer C [Member] | Taiwan [Member]
Schedule of Information of Major Customers [Line Items]
Revenue	$ 11,025,893	$ 8,129,968
Segment	Security Convergence	Security Convergence	Not applicable
Customer D [Member] | Egypt [Member]
Schedule of Information of Major Customers [Line Items]
Revenue	$ 59,095,524	$ 52,271,731
Segment	Security Convergence	Security Convergence	Not applicable